Sales revenues (Tables)	6 Months Ended
Jun. 30, 2025
Sales Revenues
Schedule of sales revenues

	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Diesel	12,753	14,055	6,183	6,979
Gasoline	6,037	6,278	3,073	3,073
Liquefied petroleum gas	1,617	1,551	884	793
Jet fuel	2,132	2,331	1,009	1,147
Naphtha	835	910	425	483
Fuel oil (including bunker fuel)	297	577	132	233
Other oil products	1,901	2,092	970	1,073
Subtotal oil products	25,572	27,794	12,676	13,781
Natural gas	1,858	2,458	973	1,136
Crude oil	2,478	2,278	1,073	1,049
Renewables and nitrogen products	94	74	41	43
Breakage	102	261	54	121
Electricity	287	232	148	104
Services, agency and others	348	449	182	202
Domestic market	30,739	33,546	15,147	16,436

Exports	11,049	13,144	5,680	6,746
Crude oil	8,262	10,074	4,452	5,163
Fuel oil (including bunker fuel)	2,277	2,448	1,093	1,126
Other oil products and other products	510	622	135	457
Sales abroad (1)	322	545	210	285
Foreign market	11,371	13,689	5,890	7,031
Sales revenues	42,110	47,235	21,037	23,467
(1) Sales revenues from operations outside of Brazil, including trading and excluding exports.

Schedule of sales revenues by area

	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Domestic market	30,739	33,546	15,147	16,436
China	3,086	4,388	2,020	2,907
Americas (except United States)	1,456	2,004	783	953
Europe	2,018	2,702	971	1,489
Asia (except China and Singapore)	2,314	906	1,118	423
United States	977	2,137	294	662
Singapore	1,301	1,541	629	591
Others	219	11	75	6
Foreign market	11,371	13,689	5,890	7,031
Sales revenues	42,110	47,235	21,037	23,467